Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated January 11, 2018

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2017, as supplemented May 24, 2017, August 18, 2017, September 27, 2017, and December 15, 2017 (the “Prospectus”). You should read this Supplement together with the Prospectus.

International Growth Portfolio – Portfolio Manager Update

Effective December 5, 2017, Jed Weiss returned from his leave of absence and has resumed sole responsibility as portfolio manager of the International Growth Portfolio (the “Portfolio”). Accordingly, the “Portfolio Manager” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Manager: Jed Weiss, Portfolio Manager, began managing the Portfolio in 2015.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – International Growth Portfolio”:

“Jed Weiss, Portfolio Manager, began managing the International Growth Portfolio in 2015. Mr. Weiss has worked as a research analyst and portfolio manager (other than for a 6-month leave of absence in 2017) of FMR Co., Inc. (an affiliate of FIAM LLC) since 1997.”

In addition, effective December 5, 2017, all information relating to Vincent Montemaggiore is deleted from the Prospectus.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Supplement Dated January 11, 2018

to the

Summary Prospectus for the International Growth Portfolio Dated May 1, 2017

The following information supplements the Summary Prospectus for the International Growth Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2017 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Manager Update

Effective December 5, 2017, Jed Weiss returned from his leave of absence and has resumed sole responsibility as portfolio manager of the International Growth Portfolio (the “Portfolio”). Accordingly, the “Portfolio Manager” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Manager: Jed Weiss, Portfolio Manager, began managing the Portfolio in 2015.”

In addition, effective December 5, 2017, all information relating to Vincent Montemaggiore is deleted from the Prospectus.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated January 11, 2018 to the

Statement of Additional Information Dated May 1, 2017

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2017, as supplemented May 24, 2017, June 2, 2017, October 10, 2017, November 28, 2017 and December 15, 2017. You should read this Supplement together with the SAI.

Appendix D – Portfolio Manager Update – International Growth Portfolio

Effective December 5, 2017, Jed Weiss returned from his leave of absence and has resumed sole responsibility as portfolio manager of the International Growth Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-110 is amended to add Mr. Weiss’ information as of October 31, 2017.

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jed Weiss	International Growth Portfolio	6 registered investment companies with approximately $22 billion in total assets under management. 3 other investment companies with approximately $3.6 billion in total assets which charge an advisory fee based on the performance of the account.	2 other pooled investment vehicles with $728 million in total assets under management	No other accounts

As of October 31, 2017, Mr. Weiss does not own any Northwestern Mutual variable annuities or variable life contracts with investments in the International Growth Portfolio.

In addition, effective December 5, 2017, all information relating to Vincent Montemaggiore is deleted from the Statement of Additional Information.

Please retain this Supplement for future reference.